Leases (Details) - Schedule of total lease expense - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Lease Expense [Abstract]
Operating lease cost	$ 296	$ 133	$ 721,000	$ 478,000
Total lease cost	$ 296	$ 133	$ 721,000	$ 478,000